TRADE AND OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
TRADE AND OTHER RECEIVABLES

5.	TRADE AND OTHER RECEIVABLES

A summary of the Company’s trade and other receivables is as follows:

	June 30, 2026	December 31, 2025
	$	$
Trade receivables	44,440	20,371
COMIBOL contract prepayment	1,708	1,995
COMIBOL initial investment period CAPEX receivable (note 5(a))	2,173	2,540
Uncertain income tax position receivable (note 18(c))	8,014	9,356
VAT receivable	41,852	51,817
Other receivables	2,076	2,320
Balance, current portion	100,263	88,399
COMIBOL initial investment period CAPEX receivable (note 5(a))	12,611	13,653
VAT receivable	32,067	20,127
Other receivables	2,469	2,469
Balance, non-current portion	47,147	36,249
	147,410	124,648

a)	COMIBOL initial investment period CAPEX receivable

The COMIBOL initial investment period CAPEX receivable is a reimbursement of 22.5% of a pre-defined amount of capital investments made by the Company from 2012 to 2019 in the Illapa Joint Operation. The refundable amount becomes available for the Company to offset against amounts due to COMIBOL for its 55% interest in the operation over seven years from 2020 to 2026. If the joint operation does not produce sufficient positive cash flows, COMIBOL can defer payment until cash flows are positive at which point the amounts receivable can be used to reduce the amount due to COMIBOL for its 55% share of the interest in the operation. If the operation does not generate enough positive cash flows to offset amounts due, the outstanding amount receivable will be paid by COMIBOL at the end of the agreement. The classification between current and non-current has been made based upon management’s best estimate of when the receivable will be used to offset future payments to COMIBOL for its 55% interest.

The timing of the cash flows will vary depending on the operational results from the joint operation and how much is payable to COMIBOL for their 55% interest in the operation. Depending on estimates and actual results each period the asset will be revalued to reflect the timing of the expected cash flows and will be discounted using the same effective rate at acquisition resulting in recognizing a gain or loss on the re-estimation of cash flows related the CAPEX receivable.